Subsequent Events (Details Narrative) - USD ($)		1 Months Ended				12 Months Ended
	May 15, 2018	May 31, 2018	May 17, 2018	Apr. 25, 2018	Apr. 18, 2018	Feb. 28, 2018	Feb. 28, 2017
Total damages awarded value						$ 552,976
Accrued professional fees							$ 260,900
Cash						58,712	$ 539,243
Accrued interest						28,932
Minimum [Member]
Accrued professional fees						292,076
Maximum [Member]
Accrued professional fees						$ 552,976
Subsequent Event [Member]
Common stock issued, shares		16,940,804
Cash		$ 1,786,950
Treasury stock, shares		15,000
Treasury stock, value		$ 3,000
Subsequent Event [Member] | Mr. Richard Pomije [Member]
Damages awarded, value					$ 256,488
Attorney’s fees and costs					296,488
Total damages awarded value					$ 552,976
Subsequent Event [Member] | Stock Payable [Member]
Common stock issued, shares		8,644,838
Common stock issued, value		$ 1,274,376
Subsequent Event [Member] | Employees And Contractors [Member]
Common stock issued, shares		4,511,082
Common stock issued, value		$ 1,126,347
Subsequent Event [Member] | Darvin Habben [Member]
Debt conversion, amount		$ 500,000
Debt conversion, shares		5,380,274
Accrued interest		$ 38,027
Subsequent Event [Member] | Darvin Habben [Member] | Promissory Notes Payable Member
Debt conversion, amount		$ 150,000
Debt conversion, shares		1,500,000
Subsequent Event [Member] | Donovan Olson [Member] | Promissory Notes Payable Member
Debt conversion, amount		$ 100,000
Debt conversion, shares		1,000,000
Subsequent Event [Member] | Derek Schumann [Member] | Promissory Notes Payable Member
Debt conversion, amount		$ 100,000
Debt conversion, shares		1,000,000
Subsequent Event [Member] | Greg Foss [Member] | Promissory Notes Payable Member
Debt conversion, amount		$ 100,000
Debt conversion, shares		1,000,000
Subsequent Event [Member] | Triton Funds LP [Member]
Registered shares purchase, Value				$ 1,000,000
Purchase for diluted shares description				Once approved, Triton will purchase up to 5% of the Company’s fully diluted shares.
Subsequent Event [Member] | Pithia, Inc. [Member]
Investment income received	$ 2,400,000
Exchange for diluted shares, percent	10.00%
Description of investment agreement	The remaining $1,200,000 will be received 90 days from the agreement date, again in the form of RHOC cryptocurrency, as long as the Company meets certain conditions.
Future issuance of common stock shares		11,385,590
Subsequent Event [Member] | Pithia, Inc. [Member] | RHOC Cryptocurrency [Member]
Cost of investment	$ 1,200,000
Subsequent Event [Member] | Michael Cartwright [Member]
Description of employment agreement			to extend his employment term by two years to June 1, 2020.
Subsequent Event [Member] | October 30, 2017 [Member] | PowerUp Lending Group Ltd [Member]
Debt conversion, amount		$ 75,000
Debt conversion, shares		1,277,498